Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables [member]
Statement [LineItems]
Summary of Financial Assets
(a)	The details of other receivables as of December 31, 2022 and 2023, are as follows:

(in millions of Won)	2022		2023
Current
Short-term loans	￦	278,346	223,011
Other accounts receivable		1,381,804	1,433,423
Accrued income(* 1)		334,741	237,154
Deposits		131,468	125,854
Others		23,201	15,349
Lease receivables		46,764	23,948
Less: Allowance for doubtful accounts		(83,627)	(111,210)

	￦	2,112,697	1,947,529

Non-current
Long-term loans(* 1)	￦	1,082,139	1,204,645
Other accounts receivable		237,161	186,492
Accrued income		121,783	184,739
Deposits		292,722	308,185
Lease receivables		55,312	78,994
Less: Allowance for doubtful accounts		(268,786)	(510,610)

	￦	1,520,331	1,452,445

(*1)
Due to the continuous operating losses and deteriorating business environment of FQM Australia Holdings Pty Ltd, an associate, the Company assessed the recoverability of the related loans and accrued interest and recognized a full allowance for doubtful accounts of
￦
257,500 million.

Summary of lease investment and net lease investment
(c)	As of December 31, 2022 and 2023, total and net lease investments in the leases are as follows:

(in millions of Won)	2022		2023
Less than 1 year	￦	48,127	24,965
1 year - 3 years		19,861	31,840
3 years - 5 years		5,371	20,820
Over 5 years		64,811	63,583

Undiscounted lease payments		138,170	141,208
Unrealized interest income		(36,094)	(38,266)

Present value of minimum lease payment	￦	102,076	102,942

Lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2022		2023
Pohang University of Science and Technology	Lease contract	￦	7,738	7,586
Korea Business Angels Association	Lease contract		2,621	2,339
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD.	4 Container Ships, 4 Tankers		88,573	50,429
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority	Helicopter, Ship, Jetty		3,144	42,588

		￦	102,076	102,942